TAXES - Temporary Differences and Carryforwards (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Allowance for doubtful accounts and inventories provision	$ 198,376	$ 17,496
NOL Carryforwards		392,296
Deferred government grants	48,028	14,682
Total deferred tax assets	$ 246,404	$ 424,474